Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
22.	Related Party Transactions

During the year ended December 31, 2013, the Company paid additional tax of $2,323 on behalf of a director of the Company and a former director of a subsidiary (See Note 17). The amount was recorded as other receivables.